LINES OF CREDIT AND LONG-TERM DEBT (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023
DIH Holding US, Inc. [Member]
Restructuring Cost and Reserve [Line Items]
SCHEDULE OF AGGREGATE ANNUAL MATURITIES OF LONG-TERM DEBT

The following table presents the aggregate annual maturities of long-term debt as of June 30, 2023:

Amount
Remainder of 2024	$1,247
2025	505
Total	1,752
Less: current portion	1,752
Total long-term debt	$—

Aggregate annual maturities of long-term debt are as follows for the years ending March 31:

Amount
Years Ending March 31,
2024	$1,514
2025	489
Total	2,003
Less: current portion	489
Total long-term debt	$1,514